OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Accrued payroll and employee related expenses	$ 1,560	$ 1,613
Accrued interest and other payables	927	976
Payable from acquisition of intangible, tangible & financial assets	1,559	1,332
Other amounts due to public authorities	507	540
Derivative financial instruments	308	190
Unearned revenue and accrued payables	49	58
Total	4,910	4,709
Non-current derivative financial liabilities	238	708
Put option with ISP
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 125
Non-current derivative financial liabilities		$ 124